UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/04

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

/s/ RICHARD S. SPENCER III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
01/28/05

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   57

Form 13F Information Table Value Total (x$1000):  $341,714

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp             COM    00208J108       794      42,690     SH          Sole                42690
Anglogold LTD                  COM    035128206      3377      92,900     SH          Sole                92900
Arch Coal Inc                  COM    039380100       100       2,800     SH          Sole                 2800
Bottomline Technologies, Inc.  COM    101388106       455      31,500     SH          Sole                31500
Brigham Exploration Co         COM    109178103       428      47,510     SH          Sole                47510
CE Franklin LTD                COM    125151100      8370   2,061,500     SH          Sole              2061500
CTI Molecular Imaging Inc.     COM    22943D105      1584     111,650     SH          Sole               111650
Cal Dive Intl Inc              COM    127914109      4927     120,910     SH          Sole               120910
California Micro Devices       COM    130439102      2724     384,160     SH          Sole               384160
Canadian Pacific Railway Ltd   COM    13645T100      2075      60,300     SH          Sole                60300
Canargo Energy Corp            COM    137225108       445     412,500     SH          Sole               412500
Channell Commercial Corp       COM    159186105       783      93,872     SH          Sole                93872
Cyber Source Corp Del          COM    23251J106      5821     814,161     SH          Sole               814161
Diamond Offshore Drilling      COM    25271C102      6040     150,810     SH          Sole               150810
Diedrich Coffee                COM    253675201      5644     955,233     SH          Sole               955233
Diedrick Coffee - Warrant      COM    253675201       231     208,331     SH          Sole               208331
Dril Quip Inc                  COM    262037104      5331     219,750     SH          Sole               219750
Electroglas Inc.               COM    285324109      3491     741,176     SH          Sole               741176
Ensco International, Inc.      COM    26874Q100      4870     153,440     SH          Sole               153440
FMC Technologies               COM    30249U101      2924      90,800     SH          Sole                90800
GMX Resources Inc.             COM    38011M108       263      37,800     SH          Sole                37800
GlobalSantafe Corp             COM    G3930E101      5622     169,790     SH          Sole               169790
Grant Prideco Inc.             COM    38821G101      6442     321,280     SH          Sole               321280
Grey Wolf Inc.                 COM    397888108      7792   1,478,620     SH          Sole              1478620
Harvest Natural Resources Inc. COM    41754V103      4322     250,270     SH          Sole               250270
HornBeck OffShore              COM    440543106      1125      58,300     SH          Sole                58300
Infocus                        COM    45665B106      4517     493,100     SH          Sole               493100
InterOil Corporation           COM    460951106      2225      58,800     SH          Sole                58800
Interlink Electronics          COM    458751104     11050   1,171,806     SH          Sole              1171806
KFX Inc                        COM    48245L107     42841   2,950,500     SH          Sole              2950500
KFX Inc.- Warrants             COM    48245L115     85789   7,288,750     SH          Sole              7288750
M-System Flash Disk Pioneer    COM    M7061C100      3092     156,779     SH          Sole               156779
Nanometrics                    COM    630077105      1659     102,900     SH          Sole               102900
National Oil Well              COM    637071101     10693     303,005     SH          Sole               303005
Newmont Mining                 COM    651639106      4854     109,300     SH          Sole               109300
Noble Corp                     COM    G65422100      5471     109,990     SH          Sole               109990
Patterson Energy               COM    703481101      6578     338,200     SH          Sole               338200
Peabody Energy Corp            COM    704549104        97       1,200     SH          Sole                 1200
Penn Virginia                  COM    707882106        65       1,600     SH          Sole                 1600
PetroFalcon Corp.              COM    716474101      1709     630,000     SH          Sole               630000
Petroquest Energy, Inc.        COM    716748108       248      50,000     SH          Sole                50000
Placer Dome                    COM    725906101      6165     326,900     SH          Sole               326900
Plains Exploration & Productio COM    726505100      7575     291,350     SH          Sole               291350
Pride International Inc.       COM    74153Q102      6868     334,350     SH          Sole               334350
Rowan Companies                COM    779382100      5066     195,600     SH          Sole               195600
Superior Energy Services       COM    868157108      6025     391,000     SH          Sole               391000
Todco-CL A                     COM    88889T107      5530     300,200     SH          Sole               300200
Toreador Resources Corp        COM    891050106       781      35,200     SH          Sole                35200
Transocean Inc.                COM    G90078109      9203     217,100     SH          Sole               217100
Treasure Island Royalty Trust  COM    894626209      1295   1,850,442     SH          Sole              1850442
Tyner Resources Limited        COM    902390103       161     454,000     SH          Sole               454000
Ultra Petroleum Corp           COM    903914109      6545     135,990     SH          Sole               135990
Varco International            COM    922122106      3690     126,600     SH          Sole               126600
Weatherford Int'l Inc.         COM    G95089101      7423     144,700     SH          Sole               144700
WebSideStory Inc.              COM    947685103      6813     622,687     SH          Sole               622687
Western Silver Corp            COM    959531104      1627     180,000     SH          Sole               180000
Westmoreland Coal Co           COM    960878106        79       2,600     SH          Sole                 2600
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REPORT SUMMARY                    57 DATA RECORDS   341714                    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED